EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Restricted cash	$809	$47
Derivative contracts	69	40
Loans and notes receivable	—	1
Total current	$878	$88
Non-current
Restricted cash	$211	$209
Derivative contracts	145	45
Loans and notes receivable	7	7
Total non-current	$363	$261
EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES
    The exchangeable shares and the class B shares are classified as liabilities due to their exchangeable and cash redemption feature. Upon issuance, the exchangeable shares and the class B shares were recognized at their fair value. Subsequent to initial recognition, the exchangeable shares and the class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one LP Unit.
    During the six months ended June 30, 2022, there were 50,825 exchangeable shares exchanged for LP Units. As at June 30, 2022, the exchangeable shares and the class B shares were remeasured to reflect the closing price of one LP Unit, $21.19 per share. Remeasurement gains or losses associated with these shares are recorded within remeasurement of exchangeable and class B shares in the unaudited interim condensed consolidated statements of operating results. During the six months ended June 30, 2022, $5 million of dividends were declared and paid on the outstanding exchangeable shares of the company.
    The following table provides a continuity schedule of outstanding exchangeable shares, and the class B shares, along with the carrying value of the corresponding liability and remeasurement gains and losses:

(US$ MILLIONS, except as noted)	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable shares and class B shares
Balance at January 1, 2022	—	—	$—
Share issuance	73,088,510	1	2,077
Converted to class C shares	(80,425)	—	(2)
Shares exchanged to LP Units	(50,825)	—	(1)
Remeasurement (gains) losses	—	—	(528)
Balance at June 30, 2022	72,957,260	1	$1,546
    Similar to the class B shares, the class C shares are classified as liabilities due to their cash redemption feature. However, class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 20 for further details related to class C shares.